Document and Entity Information	Mar. 03, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 03, 2022
Entity Registrant Name	VIEW, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39470
Entity Tax Identification Number	84-3235065
Entity Address, Address Line One	195 South Milpitas Blvd.
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
City Area Code	408
Local Phone Number	263-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, Postal Zip Code	95035
Amendment Flag	false
Entity Central Index Key	0001811856
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	VIEW
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per share
Trading Symbol	VIEWW
Security Exchange Name	NASDAQ